SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about subsidiaries (Details)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
I.M.C. Holdings Ltd ("IMC") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%		100.00%
Focus Medical Herbs Ltd. ("Focus") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		74.00%		74.00%
I.M.C. Pharma Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%		0.00%
I.M.C.C. Medical Herbs Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%		100.00%
I.M.C Farms Israel Ltd. ("IMC Farms") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%		100.00%
I.M.C Ventures Ltd. ("IMC Ventures") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		75.00%		75.00%
I.M.C - International Medical Cannabis Portugal Unipessoal Lda [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[1]	0.00%		100.00%
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		90.02%		90.02%
R.A. Yarok Pharm Ltd. (“Pharm Yarok”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%		100.00%
Rosen High Way Ltd. (“Rosen High Way”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%		100.00%
High Way Shinua Ltd. (“HW Shinua”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		100.00%		100.00%
Revoly Trading and Marketing Ltd. (“Vironna”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		51.00%		51.00%
Oranim Plus Pharm LTD. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		51.30%		51.30%
Oranim Pharm [Member]
Disclosure of subsidiaries [line items]
Percentage ownership		51.00%		51.00%
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
Trichome Financial Cannabis GP Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
Trichome Financial Cannabis Manager Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
Trichome Asset Funding Corp. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
Trichome JWC Acquisition Corp. (“TJAC”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
Trichome Retail Corp. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
SublimeCulture Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
CannaCanada Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
MYM International Brands Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]
Highland Grow Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership			[2]	100.00%	[3]

[1]	Dissolved as of December 31, 2022.
[2]	Deconsolidated effective November 7, 2022, when Trichome filed to commence proceedings under the Companies’ Creditors Arrangement Act (CCAA) (see Note 1).
[3]	Deconsolidated effective November 7, 2022, when it filed to commence proceedings under the Companies’ Creditors Arrangement Act (CCAA) (see Note 1).